Business segment information - Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 715,102	$ 674,852
Ireland
Segment Reporting Information [Line Items]
Revenue	314,972	298,483
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	102,431	90,445
U.S.
Segment Reporting Information [Line Items]
Revenue	225,467	218,540
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 72,232	$ 67,384